Cash and cash equivalents (Details Narrative) € in Thousands, $ in Thousands						12 Months Ended
	Dec. 07, 2020 USD ($)	Dec. 07, 2020 EUR (€)	Nov. 16, 2020 USD ($)	Nov. 16, 2020 USD ($)	Nov. 16, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)
IfrsStatementLineItems [Line Items]
Revenue						$ 5,260		$ 3,652		$ 532
Performance obligation and deferred						226	€ 200
Contract assets						132
License Agreement [Member]
IfrsStatementLineItems [Line Items]
Annual net sales				$ 40,000
Post Nova Amendement [Member]
IfrsStatementLineItems [Line Items]
Licensee costs						5,559	€ 4,500
Transaction Price Prior to Modification [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						$ 5,754					€ 4,700
Amortization period						5 years 4 months 24 days	5 years 4 months 24 days
Transaction Price Prior to Modification [Member] | Adult Indication [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						$ 23,600
Transaction Price Prior to Modification [Member] | Pediatric Indication [Member]
IfrsStatementLineItems [Line Items]
Transaction costs													$ 400
Transaction Price Prior to Modification [Member] | Discounted cash flow [member]
IfrsStatementLineItems [Line Items]
Transaction costs						24,000								$ 24,000
Transaction Price Prior to Modification [Member] | FDA Approval [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						5,000								$ 5,000
License Agreement [Member] | Novo Nordisk A/S [Member]
IfrsStatementLineItems [Line Items]
Upfront payment received			$ 6,109	6,109					€ 5,000
[custom:RevenueDeferred-0]								5,559
License Agreement [Member] | Novo Nordisk A/S [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
Upfront payment received			$ 5,000
[custom:RevenueDeferred-0] | €												€ 4,530
License Agreement [Member] | Consilient Health Limited [Member]
IfrsStatementLineItems [Line Items]
Transaction costs	$ 1,209
Upfront payment received	1,209
PIP Study [Member]
IfrsStatementLineItems [Line Items]
Clinical trial costs				10,980
Licensee costs								1,099		$ 979
PIP Study [Member] | Novo Nordisk A/S [Member]
IfrsStatementLineItems [Line Items]
Additional clinical trial costs | €					€ 9,000
Transaction Price Adjusted Post Modification [Member] | Adult Indication [Member]
IfrsStatementLineItems [Line Items]
Revenue				$ 550				$ 550	€ 470
Pre Nova Amendement [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						195					200
CH License Agreement [Member] | Consilient Health Limited [Member]
IfrsStatementLineItems [Line Items]
Transaction costs	$ 1,000
Upfront payment received | €		€ 1,000
CH Agreement [Member]
IfrsStatementLineItems [Line Items]
Performance obligation and deferred						1,358	€ 1,200
NK License Agreement [Member]
IfrsStatementLineItems [Line Items]
Transaction costs						136					€ 100
Upfront payment received						$ 136	€ 100